PARTICIPATING LOAN INTERESTS - Outstanding Principal (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Carrying value	$ 0	$ 268
Darling Park Complex, Sydney
Disclosure of detailed information about investment property [line items]
Participation interest	30.00%	30.00%
Carrying value	$ 0	$ 268